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invesco.com/ETFs
February 25, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	Invesco India Exchange-Traded Fund Trust
1933 Act Registration No. 333-147611
1940 Act Registration No. 811-22147
CIK No. 0001419139
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco India Exchange-Traded Fund Trust (the “Trust”) that the Prospectuses and the Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 29 is the most recent Amendment to the Trust’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 25, 2021.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 432-3726.
Very truly yours,
/s/ Will McAllister
Will McAllister
Counsel
Invesco Capital Management LLC-